Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Carrying value at the beginning	882	817
Goodwill on acquisitions during the year (Refer to Note 2.10)	—	79
Translation differences	(7)	(14)
Carrying value at the end	875	882

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments as of March 31, 2024, and March 31, 2023:

(Dollars in millions)
	As of
Segments	March 31, 2024	March 31, 2023
Financial services	177	178
Retail	112	113
Communication	81	81
Energy, utilities, Resources and Services	139	140
Manufacturing	69	70
Life Sciences	114	115
	692	697
Operating segments without significant goodwill	66	68
Total	758	765

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:

(in %)
As of
	March 31, 2024	March 31, 2023
Long term growth rate	7-10	8-10
Operating margins	19-21	19-21
Discount rate	13	13

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for fiscal 2024:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2023	307	127	42	94	570
Additions during the period	—	9	—	—	9
Translation differences	(3)	(2)	—	—	(5)
Gross carrying value as of March 31, 2024	304	134	42	94	574
Accumulated amortization as of April 1, 2023	(196)	(85)	(24)	(52)	(357)
Amortization expense	(24)	(9)	(4)	(15)	(52)
Translation differences	1	1	—	—	2
Accumulated amortization as of March 31, 2024	(219)	(93)	(28)	(67)	(407)
Carrying value as of March 31, 2024	85	41	14	27	167
Carrying value as of April 1, 2023	111	42	18	42	213
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-10	1-5	1-6	1-4

* Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2023:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2022	274	121	40	90	525
Additions during the period	—	8	—	—	8
Acquisition through business combination (Refer Note 2.10)	34	—	3	4	41
Translation differences	(1)	(2)	(1)	—	(4)
Gross carrying value as of March 31, 2023	307	127	42	94	570
Accumulated amortization as of April 1, 2022	(169)	(75)	(19)	(37)	(300)
Amortization expense	(29)	(10)	(6)	(15)	(60)
Translation differences	2	—	1	—	3
Accumulated amortization as of March 31, 2023	(196)	(85)	(24)	(52)	(357)
Carrying value as of March 31, 2023	111	42	18	42	213
Carrying value as of April 1, 2022	105	46	21	53	225
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-11	1-6	1-7	1-5

* Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2022:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2021	282	112	40	91	525
Additions during the period	—	11	—	—	11
Translation differences	(8)	(2)	—	(1)	(11)
Gross carrying value as of March 31, 2022	274	121	40	90	525
Accumulated amortization as of April 1, 2021	(139)	(67)	(14)	(22)	(242)
Amortization expense	(32)	(9)	(5)	(16)	(62)
Translation differences	2	1	—	1	4
Accumulated amortization as of March 31, 2022	(169)	(75)	(19)	(37)	(300)
Carrying value as of March 31, 2022	105	46	21	53	225
Carrying value as of April 1, 2021	143	45	26	69	283
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-12	1-7	1-8	1-6

* Majorly includes intangibles related to vendor relationships